Additional information on the consolidated statements of loss - Disclosure of detailed information about depletion (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Additional Information On Consolidated Statements Of Loss Line Items
Depletion	$ 51,355	$ 48,361
Royalty interests [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Depletion	27,362	28,958
Stream interests [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Depletion	23,993	19,135
Offtake interests [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Depletion	$ 0	$ 268